Other Receivables and Prepayments (Details) - Schedule of other receivables and prepayments - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule of Other Receivables and Prepayments [Abstract]
Advance to service providers	$ 172,872	$ 47,613
Prepaid tax	30,726	69,321
Prepaid insurance	203,047	262,682
Others	156,126	205,517
Total	562,771	585,133
Allowance for doubtful accounts	(60,398)	(67,774)
Other receivables and prepayments	$ 502,373	$ 517,359